Risk Report - Credit Risk Exposure - Main Credit Exposure Categories by Business Divisions (Detail) - EUR (€) € in Millions	Dec. 31, 2025		Dec. 31, 2024
Total
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	€ 1,247,548		€ 1,209,964
Total | Corporate Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	377,069		368,598
Total | Investment Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	502,208		478,047
Total | Private Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	287,376		298,209
Total | Asset Management
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	5,249		4,748
Total | Corporate & Other
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	75,645		60,362
Revocable and Irrevocable Lending Commitments
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	274,305	[1],[2],[3]	269,699	[4],[5]
Revocable and Irrevocable Lending Commitments | Corporate Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	169,251	[2]	170,667	[6]
Revocable and Irrevocable Lending Commitments | Investment Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	67,846	[2]	61,692	[6]
Revocable and Irrevocable Lending Commitments | Private Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	36,961	[2]	37,110	[6]
Revocable and Irrevocable Lending Commitments | Asset Management
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	124	[2]	130	[6]
Revocable and Irrevocable Lending Commitments | Corporate & Other
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	123	[2]	100	[6]
Contingent Liabilities
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	79,092		73,468
Contingent Liabilities | Corporate Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	73,258		67,067
Contingent Liabilities | Investment Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	2,824		3,268
Contingent Liabilities | Private Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	2,945		2,815
Contingent Liabilities | Asset Management
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	10		9
Contingent Liabilities | Corporate & Other
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	56		309
Financial assets at amortised cost | Loans
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	484,270	[7],[8],[9]	489,579	[10],[11],[12]
Financial assets at amortised cost | Loans | Corporate Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	119,570	[8]	116,674	[11]
Financial assets at amortised cost | Loans | Investment Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	115,325	[8]	110,077	[11]
Financial assets at amortised cost | Loans | Private Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	246,594	[8]	257,476	[11]
Financial assets at amortised cost | Loans | Asset Management
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	3	[8]	1	[11]
Financial assets at amortised cost | Loans | Corporate & Other
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	2,778	[8]	5,352	[11]
Financial assets at amortised cost | Debt securities
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	40,285	[13],[14],[15]	21,655	[16],[17],[18]
Financial assets at amortised cost | Debt securities | Corporate Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	50	[14]	266	[17]
Financial assets at amortised cost | Debt securities | Investment Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	5,170	[14]	5,369	[17]
Financial assets at amortised cost | Debt securities | Private Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	373	[14]	409	[17]
Financial assets at amortised cost | Debt securities | Asset Management
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0	[14]	0	[17]
Financial assets at amortised cost | Debt securities | Corporate & Other
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	34,692	[14]	15,612	[17]
Financial assets at amortised cost | Repo and repo-style transactions
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	37,514	[19],[20],[21]	40,846	[22],[23]
Financial assets at amortised cost | Repo and repo-style transactions | Corporate Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	10,078	[19]	9,033	[24]
Financial assets at amortised cost | Repo and repo-style transactions | Investment Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	27,436	[19]	31,813	[24]
Financial assets at amortised cost | Repo and repo-style transactions | Private Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0	[19]	0	[24]
Financial assets at amortised cost | Repo and repo-style transactions | Asset Management
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0	[19]	0	[24]
Financial assets at amortised cost | Repo and repo-style transactions | Corporate & Other
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0	[19]	0	[24]
Trading financial assets at fair value through profit or loss | Loans
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	12,842		11,380
Trading financial assets at fair value through profit or loss | Loans | Corporate Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	21		212
Trading financial assets at fair value through profit or loss | Loans | Investment Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	12,803		11,068
Trading financial assets at fair value through profit or loss | Loans | Private Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	6		6
Trading financial assets at fair value through profit or loss | Loans | Asset Management
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0		0
Trading financial assets at fair value through profit or loss | Loans | Corporate & Other
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	13		93
Financial assets at fair value through profit or loss | Loans
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	3,370		1,954
Financial assets at fair value through profit or loss | Loans | Corporate Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	685		508
Financial assets at fair value through profit or loss | Loans | Investment Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	2,685		1,443
Financial assets at fair value through profit or loss | Loans | Private Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0		0
Financial assets at fair value through profit or loss | Loans | Asset Management
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0		0
Financial assets at fair value through profit or loss | Loans | Corporate & Other
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0		3
Financial assets at fair value through profit or loss | Derivatives
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	24,336	[25],[26],[27]	26,900	[28],[29]
Financial assets at fair value through profit or loss | Derivatives | Corporate Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	29	[26]	47	[30]
Financial assets at fair value through profit or loss | Derivatives | Investment Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	22,141	[26]	24,031	[30]
Financial assets at fair value through profit or loss | Derivatives | Private Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	497	[26]	391	[30]
Financial assets at fair value through profit or loss | Derivatives | Asset Management
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0	[26]	0	[30]
Financial assets at fair value through profit or loss | Derivatives | Corporate & Other
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	1,669	[26]	2,431	[30]
Financial assets at fair value through profit or loss | Debt securities
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	135,575		127,744
Financial assets at fair value through profit or loss | Debt securities | Corporate Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	11		14
Financial assets at fair value through profit or loss | Debt securities | Investment Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	130,177		122,813
Financial assets at fair value through profit or loss | Debt securities | Private Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0		1
Financial assets at fair value through profit or loss | Debt securities | Asset Management
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	5,050		4,526
Financial assets at fair value through profit or loss | Debt securities | Corporate & Other
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	336		390
Financial assets at fair value through profit or loss | Repo and repo-style transactions
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	112,315	[19],[20],[21]	104,649	[22],[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Corporate Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0	[19]	0	[24]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Investment Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	112,314	[19]	104,248	[24]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Private Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0	[19]	0	[24]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Asset Management
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0	[19]	0	[24]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Corporate & Other
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0	[19]	401	[24]
Financial assets at fair value through other comprehensive income | Loans
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	4,432	[31],[32],[33]	5,068	[34],[35],[36]
Financial assets at fair value through other comprehensive income | Loans | Corporate Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	4,116	[32]	4,110	[34]
Financial assets at fair value through other comprehensive income | Loans | Investment Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	316	[32]	958	[34]
Financial assets at fair value through other comprehensive income | Loans | Private Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0	[32]	0	[34]
Financial assets at fair value through other comprehensive income | Loans | Asset Management
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0	[32]	0	[34]
Financial assets at fair value through other comprehensive income | Loans | Corporate & Other
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0	[32]	0	[34]
Financial assets at fair value through other comprehensive income | Debt securities
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	38,084	[37],[38],[39]	34,236	[40],[41],[42]
Financial assets at fair value through other comprehensive income | Debt securities | Corporate Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0	[38]	0	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Investment Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	3,173	[38]	1,268	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Private Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0	[38]	1	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Asset Management
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	62	[38]	82	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Corporate & Other
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	34,849	[38]	32,885	[40]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	1,128	[19],[20],[21]	2,786	[22],[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Corporate Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0	[19]	0	[24]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Investment Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0	[19]	0	[24]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Private Bank
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0	[19]	0	[24]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Asset Management
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	0	[19]	0	[24]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Corporate & Other
Credit Exposure Main Credit Exposure Categories [Line items]
Maximum exposure to credit risk	€ 1,128	[19]	€ 2,786	[24]

[1]	[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.7 billion as of December 31, 2025
[2]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.7 billion as of December 31, 2025
[3]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.7 billion as of December 31, 2025
[4]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[5]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[6]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[7]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.3 billion as of December 31, 2025
[8]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.3 billion as of December 31, 2025
[9]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.3 billion as of December 31, 2025
[10]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[11]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[12]	[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[13]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 25.3 million as of December 31, 2025
[14]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 25.3 million as of December 31, 2025
[15]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 25.3 million as of December 31, 2025
[16]	[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[17]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[18]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[19]	[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[20]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[21]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[22]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[23]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[24]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[25]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[26]	[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[27]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[28]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[29]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[30]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[31]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 16.9 million as of December 31, 2025
[32]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 16.9 million as of December 31, 2025
[33]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 16.9 million as of December 31, 2025
[34]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[35]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[36]	[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to €60.7 million as of December 31, 2024
[37]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 130.2 million as of December 31, 2025
[38]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 130.2 million as of December 31, 2025
[39]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 130.2 million as of December 31, 2025
[40]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[41]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[42]	[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024